Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Unaudited Condensed Consolidated Interim Statements of Income and Comprehensive Income
Research and development expenses	£ (27,500)	£ (19,396)
Administrative expenses	(24,266)	(23,466)
Related party administrative expenses	(42)
Other operating income	15,845	3,407
Operating loss	(35,963)	(39,455)
Finance income	32,333	42,497
Finance costs	(8,140)	(20,063)
Total net finance income	24,193	22,434
Loss before tax	(11,770)	(17,021)
Net loss for the period	(11,770)	(17,021)
Translation differences	(6,922)	9,482
Total comprehensive loss for the period	£ (18,692)	£ (7,539)
Basic loss per share	£ (0.06)	£ (0.10)
Diluted loss per share	£ (0.06)	£ (0.10)